Lease liabilities	6 Months Ended
Jun. 30, 2025
Lease liabilities [abstract]
Lease liabilities

16.	Lease liabilities

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Lease liabilities payable:

Within one year	4,161,316	32,665,916	38,148,743
Within a period of more than one year but not more than 5 years	4,059,310	31,865,179	36,268,295

	8,220,626	64,531,095	74,417,038

Less: portion classified as current liabilities	(4,161,316)	(32,665,916)	(38,148,743)

Non-current liabilities	4,059,310	31,865,179	36,268,295

The incremental borrowing rates are ranged from 2.6% to 8.4% (December 31, 2024: 2.6% to 8.4%) per annum.

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024